Trade and other liabilities, and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other liabilities and other non-current liabilities
Trade and other liabilities.	€ 32,621	€ 64,230
Severance accruals related to cell therapy activities	33,106
Other liabilities	38,895	33,550
Current financial instruments	5	5
Accrued charges	20	1,092
Total trade and other liabilities	104,647	98,877
Non-current contingent consideration related to milestones CellPoint		20,576
Other non-current liabilities	12,601	13,245
Total Other non-current liabilities	€ 12,601	€ 33,821